Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Variable Interest Entities [Line Items]
Total current assets	$ 3,756,420	$ 3,466,242	$ 2,941,914
Total assets	6,556,885	4,646,559	3,977,712
Total current liabilities	2,479,364	2,006,224	1,750,884
Total liabilities	3,687,074	2,121,462	1,763,017
Net revenues	3,578,682	3,096,491	2,447,430
Net income	413,333	238,065	296,130
Net cash provided by operating activities	804,455	805,648	781,127
Net cash used in investing activities	(1,256,370)	(574,712)	(407,143)
Net cash used in financing activities	(17,862)	266,649	(74,881)
Variable interest entities (VIEs) [Member]
Variable Interest Entities [Line Items]
Total current assets	2,385,315	2,179,752	2,081,374
Total non-current assets	2,463,751	957,650	750,316
Total assets	4,849,066	3,137,402	2,831,690
Total current liabilities	2,395,977	1,900,440	1,674,857
Total non-current liabilities	1,066,541	18,607	13,782
Total liabilities	3,462,518	1,919,047	1,688,639
Net revenues	3,453,555	3,056,537	2,417,203
Net income	575,210	575,614	479,190
Net cash provided by operating activities	675,015	536,631	711,591
Net cash used in investing activities	(780,310)	(450,569)	(429,265)
Net cash used in financing activities	$ (45,188)	$ (27,691)	$ (96,429)